Document and Entity Information	Jan. 26, 2021
Cover [Abstract]
Entity Registrant Name	MARRIOTT VACATIONS WORLDWIDE Corp
Amendment Flag	false
Entity Central Index Key	0001524358
Document Type	8-K
Document Period End Date	Jan. 26, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-35219
Entity Tax Identification Number	45-2598330
Entity Address, Address Line One	6649 Westwood Blvd. Orlando FL
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32821
City Area Code	(407)
Local Phone Number	206-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	VAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false